UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21178

Name of Fund:  BlackRock Municipal Income Quality Trust (BYM)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2015 (Unaudited)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.0%
City of Birmingham Alabama Airport Authority, ARB (AGM), 5.50%, 7/01/40	$5,800	$6,638,448
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	1,495	1,718,488
City of Decatur Alabama Board of Education, 4.13%, 2/01/45 (a)	425	421,740
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 4.75%, 1/01/25	2,800	2,828,028
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	3,800	4,407,620

		16,014,324
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,215,392
Arizona — 1.0%
City of Phoenix Civic Improvement Corp., RB, Civic Plaza Expansion Project, Sub-Series A, 5.00%, 7/01/37	2,490	2,500,533
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,250	1,390,862
5.25%, 10/01/28	250	280,743

		4,172,138
Arkansas — 0.1%
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	435	468,047
California — 13.9%
California Health Facilities Financing Authority, RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	625	717,363
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 1/01/28 (b)	10,100	12,712,769
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,620	1,772,766
Municipal Bonds	Par (000)	Value
California (continued)
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM):
5.00%, 8/01/31	$7,450	$8,182,707
0.00%, 8/01/36 (c)	4,200	1,365,882
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/40	1,665	1,827,104
Monterey Peninsula Community College District, GO, CAB, Series C (AGM) (c):
0.00%, 8/01/31	13,575	6,236,219
0.00%, 8/01/32	14,150	6,146,618
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (d)	1,580	1,051,648
San Diego California Unified School District, GO, CAB, Election of 2008 (c):
Series C, 0.00%, 7/01/38	2,000	750,600
Series G, 0.00%, 7/01/34	725	297,613
Series G, 0.00%, 7/01/35	775	298,856
Series G, 0.00%, 7/01/36	1,155	419,115
Series G, 0.00%, 7/01/37	770	262,801
San Diego California Unified School District, GO, Refunding, CAB, Election of 2008, Series R-1, 0.00%, 7/01/31 (c)	1,400	742,616
San Jose California Unified School District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/15 (b)	2,350	2,368,941
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	1,100	1,225,422
State of California, GO, Various Purposes, 5.00%, 4/01/42	3,000	3,340,890
State of California Public Works Board, LRB:
Judicial Council Projects, Series A, 5.00%, 3/01/38	780	863,850
Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,681,275

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015	1

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 8/01/37 (c)	$10,000	$3,793,300

		56,058,355
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	960	1,095,408
Regional Transportation District, COP, Series A, 5.00%, 6/01/39	1,305	1,448,328

		2,543,736
District of Columbia — 2.4%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	9,500	9,500,380
Florida — 13.3%
City of Lakeland Florida, RB, Regional Health, 5.00%, 11/15/40	1,770	1,895,298
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	1,400	1,536,724
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	6,750	7,499,453
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/33	3,475	3,713,767
County of Miami-Dade Florida, Refunding ARB, Aviation, Miami International Airport, Series A-1, 5.50%, 10/01/41	5,000	5,720,950
County of Miami-Dade Florida, RB:
CAB, Special Obligation, Sub-Series A (NPFGC), 0.00%, 10/01/38 (c)	15,000	4,247,250
Transit System Sales Surtax (AGM), 5.00%, 7/01/35	1,300	1,418,911
Seaport, Series A, 6.00%, 10/01/38	2,770	3,324,609
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, 5.50%, 10/01/36	5,000	5,655,850
County of Orange Florida School Board, COP, Series A, 5.00%, 8/01/16 (b)	6,000	6,321,060
Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	$300	$333,993
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 3 (Ginnie Mae, Fannie Mae & Freddie Mac), 5.45%, 7/01/33	420	435,813
Florida State Department of Environmental Protection, RB, Florida Forever Project, Series B (NPFGC), 5.00%, 7/01/27	6,150	6,670,229
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/33	1,340	1,531,633
South Florida Water Management District, COP (AMBAC), 5.00%, 10/01/36	1,000	1,049,070
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	2,000	2,285,220

		53,639,830
Georgia — 3.0%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 1/01/30	7,500	9,017,175
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,250	1,352,850
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	545	619,622
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 4/01/31	210	230,080
5.00%, 4/01/33	155	169,210
5.00%, 4/01/44	695	746,819

		12,135,756
Hawaii — 1.4%
State of Hawaii Harbor System, RB, Series A, 5.50%, 7/01/35	5,000	5,697,150
Illinois — 15.3%
City of Chicago Illinois, GO, Refunding, Series A:
5.00%, 1/01/34	6,600	6,284,916
Project, 5.25%, 1/01/33	3,000	2,949,150

2	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	$4,875	$4,987,320
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 1/01/34	9,800	11,010,398
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	1,525	1,723,189
City of Chicago Illinois Park District, GO, Harbor Facilities Revenue, Series C, 5.25%, 1/01/40	600	615,138
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	3,718,050
Sales Tax Receipts, 5.25%, 12/01/36	650	688,500
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.13%, 12/01/38	7,700	8,423,877
5.50%, 12/01/38	1,000	1,123,340
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	310	338,805
Illinois Finance Authority, Refunding RB, Silver Cross Hospital And Medical Centers:
4.13%, 8/15/37	3,030	2,924,980
5.00%, 8/15/44	780	824,694
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, Series B, 4.25%, 6/15/42	755	718,277
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	710	838,191
State of Illinois, GO:
5.25%, 2/01/33	2,435	2,522,295
5.50%, 7/01/33	880	944,011
5.25%, 2/01/34	5,910	6,117,618
5.50%, 7/01/38	1,475	1,567,851
5.00%, 2/01/39	2,200	2,221,428
Municipal Bonds	Par (000)	Value
Illinois (concluded)
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 4/01/39	$1,020	$1,123,183

		61,665,211
Indiana — 1.9%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,256,442
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	5,750	6,494,625

		7,751,067
Iowa — 2.3%
Iowa Finance Authority, RB, Iowa Health Care Facilities:
Genesis Health System, 5.50%, 7/01/33	3,000	3,442,170
Series A (AGC), 5.63%, 8/15/37	5,000	5,666,200

		9,108,370
Kentucky — 0.4%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,500	1,679,175
Louisiana — 1.3%
State of Louisiana Gasoline & Fuels Tax, RB, Series A (AGM), 5.00%, 5/01/16 (b)	5,000	5,211,050
Massachusetts — 0.4%
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	1,395	1,553,625
Michigan — 5.1%
City of Detroit Michigan Sewage Disposal System, Refunding RB, 2nd Lien, Series E (BHAC), 5.75%, 7/01/31	3,000	3,335,310
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,100	1,282,820
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39	9,050	9,966,403

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015	3

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	$530	$568,796
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,302,560
Series I-A, 5.38%, 10/15/41	800	916,888
Series II-A, 5.38%, 10/15/36	1,500	1,676,265
Western Michigan University, Refunding RB, General (AGM), 5.00%, 11/15/39	430	473,241

		20,522,283
Nebraska — 1.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 9/01/37	6,345	7,016,428
Nevada — 2.0%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 7/01/42	3,000	3,329,970
(AGM), 5.25%, 7/01/39	4,100	4,591,549

		7,921,519
New Jersey — 6.4%
New Jersey EDA, RB, School Facilities Construction, Series UU:
5.00%, 6/15/34	635	649,357
5.00%, 6/15/40	1,570	1,582,466
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/26	900	948,798
New Jersey Transportation Trust Fund Authority, RB:
5.00%, 6/15/36	5,070	5,130,130
CAB, Transportation System, Series A, 0.00%, 12/15/38 (c)	5,845	1,644,257
Transportation Program, Series AA, 5.25%, 6/15/33	1,660	1,729,571
Transportation Program, Series AA, 5.00%, 6/15/38	1,945	1,963,263
Transportation System, Series A, 5.50%, 6/15/41	3,000	3,132,960
Transportation System, Series AA, 5.50%, 6/15/39	3,785	3,998,777
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation System, Series B, 5.25%, 6/15/36	$5,000	$5,122,000

		25,901,579
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	405	444,949
New York — 2.8%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,950	2,222,688
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,650	1,894,101
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo, Series A (AGM), 5.75%, 5/01/28	4,500	4,892,265
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	770	878,986
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,300	1,494,506

		11,382,546
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	610	753,509
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	780	891,329
5.25%, 2/15/33	1,095	1,249,680

		2,894,518
Pennsylvania — 2.1%
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 9/01/50	4,630	5,081,610
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	695	767,440

4	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Pennsylvania Turnpike Commission, RB (concluded):
Series C, 5.50%, 12/01/33	$630	$739,198
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	625	735,100
Pennsylvania Turnpike Commission, Refunding RB, 5.00%, 12/01/40 (a)	850	934,983

		8,258,331
Rhode Island — 1.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	5,955	5,745,860
South Carolina — 4.2%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	260	312,536
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	5,000	5,504,300
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	6,960	7,849,557
Series E, 5.50%, 12/01/53	610	686,720
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	2,360	2,598,265

		16,951,378
Texas — 21.5%
Central Texas Turnpike System, Refunding RB, 2nd Tier, Series C, 5.00%, 8/15/34	1,625	1,775,264
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	615	680,498
Comal Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/01/16 (b)	2,500	2,578,825
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 8/15/30 (c)	10,030	6,160,727
County of Harris Texas, GO, Refunding, (NPFGC) (c):
0.00%, 8/15/25	7,485	5,756,190
0.00%, 8/15/28	10,915	7,529,931
Municipal Bonds	Par (000)	Value
Texas (concluded)
County of Harris Texas Houston Sports Authority, Refunding RB (c):
3rd Lien, Series A-3 (NPFGC), 0.00%, 11/15/38	$16,890	$4,738,827
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/38	5,785	1,728,269
CAB, Junior Lien, Series H (NPFGC), 0.00%, 11/15/39	6,160	1,728,742
County of Midland Texas Fresh Water Supply District No. 1, RB, Series A (c):
CAB, City of Midland Project, 0.00%, 9/15/36	2,340	899,332
0.00%, 9/15/34	4,800	2,065,152
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,252,933
Leander ISD, GO, CAB, Refunding, Series D, 0.00%, 8/15/38 (c)	3,775	1,357,754
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/17 (b)	2,980	3,194,500
North Texas Tollway Authority, RB:
CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	1,975	697,136
Convertible CAB, Series C, 0.00%, 9/01/45 (d)	2,500	2,464,025
Special Projects System, Series A, 6.00%, 9/01/41	1,000	1,219,160
North Texas Tollway Authority, Refunding RB, 1st Tier System, Series A:
6.00%, 1/01/28	625	720,294
(NPFGC), 5.75%, 1/01/40	23,050	25,404,096
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/31	2,105	2,295,250
5.00%, 12/15/32	3,600	3,885,912
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	2,750	2,959,880
Wylie Independent School District, GO, 0.00%, 8/15/40 (c)	15,300	5,297,319

		86,390,016
Washington — 2.4%
County of King Washington Sewer, Refunding RB (AGM), 5.00%, 1/01/16 (b)	2,200	2,260,918

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015	5

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington (concluded)
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	$2,000	$2,140,920
MultiCare Health System, Series C (AGC), 5.50%, 8/15/18 (b)	4,000	4,547,320
Providence Health & Services, Series A, 5.25%, 10/01/39	675	747,070

		9,696,228
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,500	1,656,690
Total Municipal Bonds — 112.5%		453,195,931

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 0.8%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,300	1,451,567
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	1,500	1,624,425

		3,075,992
California — 5.8%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33 (f)	3,379	3,706,865
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	8,000	8,545,920
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	4,870	5,330,166
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (b)	5,000	5,448,400
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
California (concluded)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$449	$514,901

		23,546,252
District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	1,080	1,255,079
Florida — 8.5%
City of Tallahassee Florida, RB, Energy System (NPFGC):
5.00%, 10/01/32 (f)	3,000	3,228,150
5.00%, 10/01/37	5,000	5,380,250
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	1,800	1,915,308
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	1,950	2,138,585
County of Miami-Dade Florida Water & Sewer System (AGM), 5.00%, 10/01/39	10,101	11,341,757
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	6,096	6,806,409
State of Florida Board of Education, GO, Series D, 5.00%, 6/01/37 (f)	2,999	3,245,055

		34,055,514
Illinois — 9.5%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	8,310	8,434,484
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,400	2,834,928
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	11,748	12,178,009
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (f)	1,400	1,557,478
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series B, 5.50%, 1/01/33	4,499	4,913,669

6	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Illinois (concluded)
State of Illinois Toll Highway Authority, RB (concluded):
Series A, 5.00%, 1/01/38	$7,714	$8,341,613

		38,260,181
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (f)	4,197	4,813,897
County of Clark Nevada Water Reclamation District, GO, Limited Tax, Series B, 5.75%, 7/01/34	2,024	2,354,303

		7,168,200
New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (f)	2,000	2,049,261
New York — 9.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,240	6,882,486
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2014, Series DD, 5.00%, 6/15/35	1,845	2,082,359
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.25%, 11/15/44	3,850	4,368,711
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/30	12,500	14,430,750
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	5,720	6,350,001
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (f)	4,500	5,063,220

		39,177,527
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	620	693,179
Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
South Carolina — 0.2%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (f)	$600	$674,136
Texas — 1.8%
City of Houston Texas, Refunding RB, Airport System, Senior Lien, Series A, 5.50%, 7/01/34	4,167	4,663,201
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	787,066
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/17 (b)(f)	1,500	1,627,050

		7,077,317
Utah — 1.4%
Utah Transit Authority, RB, Series A (AGM), 5.00%, 6/15/18 (b)	5,000	5,575,800
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	400	448,534
Washington — 1.8%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,494	3,784,137
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, 5.00%, 10/01/38	3,210	3,679,109

		7,463,246
Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 4/01/42	3,520	3,830,464
Series C, 5.25%, 4/01/39	2,500	2,716,625

		6,547,089
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.0%		177,067,307
Total Long-Term Investments (Cost — $583,142,495) — 156.5%		630,263,238

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015	7

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.02% (g)(h)	3,795,012	$3,795,012
Total Short-Term Securities (Cost — $3,795,012) — 0.9%		3,795,012
		Value
Total Investments (Cost — $586,937,507*) — 157.4%		$634,058,250
Other Assets Less Liabilities — 1.4%		5,298,023
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.7)%		(99,331,481)
VMTP Shares, at Liquidation Value — (34.1)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$402,824,792

* As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$489,448,535

Gross unrealized appreciation		$50,234,064
Gross unrealized depreciation		(4,931,826)

Net unrealized appreciation		$45,302,238

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley Co., Inc	$421,740	$9,150
Pershing LLC	$934,983	$11,110

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual interest certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(f)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029 is $14,459,523.

(g)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at May 31, 2015	Income
FFI Institutional Tax-Exempt Fund	4,098,719	(303,707)	3,795,012	$2,275

(h)	Represents the current yield as of report date.

8	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
ISD	Independent School District
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Public School Fund Guaranteed
RB	Revenue Bonds

•	As of May 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(165)	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$19,754,883	$(85,318)
(233)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$29,751,187	(136,861)
Total					$(222,179)

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015	9

Schedule of Investments (continued)	BlackRock Municipal Income Quality Trust (BYM)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$630,263,238	—	$630,263,238
Short-Term Securities	$3,795,012	—	—	3,795,012

Total	$3,795,012	$630,263,238	—	$634,058,250

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(222,179)	—	—	$(222,179)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

10	BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015

Schedule of Investments (concluded)	BlackRock Municipal Income Quality Trust (BYM)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$463,050	—	—	$463,050
Liabilities:
TOB Trust Certificates	—	$(99,307,477)	—	(99,307,477)
VMTP Shares	—	(137,200,000)	—	(137,200,000)

Total	$463,050	$(236,507,477)	—	$(236,044,427)

During the period ended May 31, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL INCOME QUALITY TRUST	MAY 31, 2015	11

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Quality Trust

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Quality Trust

Date: July 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Income Quality Trust

Date: July 23, 2015